Contract liabilities - Schedule of Contract liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Contract liabilities [Line Items]
Contract liabilities	$ 1,100	¥ 7,463	¥ 189
Deferred revenue [Member]
Schedule of Contract liabilities [Line Items]
Contract liabilities		7,388
Advance from customers [Member]
Schedule of Contract liabilities [Line Items]
Contract liabilities		¥ 75	¥ 189